5. Related Party Transactions (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Compensation for services	$ 513,736	$ 41,797	$ 563,897	$ 69,777	$ 107,899	$ 142,955
Revenue from related parties	3,200	3,563	10,575	6,571	6,571	5,759
Vitashower Corp [Member]
Revenue from related parties	7,375	3,008	10,575	6,571	6,571	5,759
Account receivable, Related Parties	19,200		19,200		564
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 120,000	$ 121,385